Net investment return on assets held to back insurance and participating investment contracts and net insurance finance (expense) income (Tables)	6 Months Ended
Jun. 30, 2023
Insurance Contracts [Abstract]
Schedule of Investment Return On Assets Held To Back Insurance and Participating Investment Contracts and Net Insurance Finance (Expense) Income

	Half-year to 30 June 2023
	Life £m	Non-life £m	Total £m

Investment property losses	(1)	–	(1)
Securities and other gains	2,905	28	2,933
Foreign exchange gains	638	–	638
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	3,542	28	3,570

Changes in fair value of underlying items of direct participating contracts	(3,906)	(36)	(3,942)
Effects of risk mitigation option	145	–	145
Interest accreted	(408)	(3)	(411)
Effect of changes in interest rates and other financial assumptions	437	–	437
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	–	–	–
Net finance expense from insurance and participating investment contracts	(3,732)	(39)	(3,771)

Net finance income from reinsurance contracts held	2	–	2

Net finance expense from insurance, participating investment and reinsurance contracts	(3,730)	(39)	(3,769)

	Half-year to 30 June 2022
	Life £m	Non-life £m	Total £m

Investment property gains	5	–	5
Securities and other (losses) gains	(13,504)	2	(13,502)
Foreign exchange losses	(757)	–	(757)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	(14,256)	2	(14,254)

Changes in fair value of underlying items of direct participating contracts	11,219	–	11,219
Effects of risk mitigation option	(164)	–	(164)
Interest accreted	(207)	(1)	(208)
Effect of changes in interest rates and other financial assumptions	3,429	–	3,429
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	29	–	29
Net finance income (expense) from insurance and participating investment contracts	14,306	(1)	14,305

Net finance expense from reinsurance contracts held	(5)	–	(5)

Net finance income (expense) from insurance, participating investment and reinsurance contracts	14,301	(1)	14,300
[1]    Net investment return on assets held to back insurance contracts and participating investment contracts is reported within net trading income (expense) on the face of the Group’s income statement; includes income of £3,781 million (half-year to 30 June 2022: loss of £11,144 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance contracts and participating investment contracts are carried at fair value on the Group’s balance sheet.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 7: Net investment return on assets held to back insurance and participating investment contracts and net insurance finance (expense) income (continued)

	Half-year to 31 December 2022
	Life £m	Non-life £m	Total £m

Investment property losses	(8)	–	(8)
Securities and other (losses) gains	(1,372)	7	(1,365)
Foreign exchange losses	(282)	–	(282)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	(1,662)	7	(1,655)

Changes in fair value of underlying items of direct participating contracts	(7)	–	(7)
Effects of risk mitigation option	46	–	46
Interest accreted	(143)	(1)	(144)
Effect of changes in interest rates and other financial assumptions	1,797	–	1,797
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(49)	–	(49)
Net finance income (expense) from insurance and participating investment contracts	1,644	(1)	1,643

Net finance expense from reinsurance contracts held	(50)	–	(50)

Net finance income (expense) from insurance, participating investment and reinsurance contracts	1,594	(1)	1,593
[1]    Net investment return on assets held to back insurance contracts and participating investment contracts is reported within net trading income (expense) on the face of the Group’s income statement; includes income of £63 million in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance contracts and participating investment contracts are carried at fair value on the Group’s balance sheet.